Distribution, Licensing and Collaboration Arrangements (Details Textual) - USD ($)	1 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended
	May 31, 2016	Jan. 31, 2015	Sep. 30, 2016	May 04, 2016	Sep. 30, 2016	Mar. 22, 2016	Dec. 31, 2013
Rohto Distribution and License Agreement [Line Items]
Advance Royalties, Total							$ 5,000,000
Other Income			$ 30,000		$ 50,000
Restorix Distribution Agreement [Member]
Rohto Distribution and License Agreement [Line Items]
Reduction In Allowed Claim				$ 15,000,000
Current Product Price						$ 700
Restorix Distribution Agreement [Member] | Maximum [Member]
Rohto Distribution and License Agreement [Line Items]
Current Product Price						750
Boyalife Distribution Agreement
Rohto Distribution and License Agreement [Line Items]
License Fee Payment Description				(a) $500,000 within 90 days of approval of the Aurix Products by the China Food and Drug Administration (CFDA), but no earlier than December 31, 2018, and (b) a distribution fee per wound dressing kit and reagent kit of $40, payable quarterly
License Agreement Term			5 years
Boyalife Distribution Agreement | Maximum [Member]
Rohto Distribution and License Agreement [Line Items]
Exchange Payment To Be Made In Excercisable Of Contract				$ 250,000
Subsequent Event [Member] | Maximum [Member]
Rohto Distribution and License Agreement [Line Items]
Current Product Price						$ 750
Arthrex [Member]
Rohto Distribution and License Agreement [Line Items]
Reduction In Allowed Claim				$ 15,000,000
Arthrex [Member] | Subsequent Event [Member]
Rohto Distribution and License Agreement [Line Items]
Debt Instrument, Increase (Decrease), Net, Total	$ 15,000,000
Millennia Holdings, Inc [Member]
Rohto Distribution and License Agreement [Line Items]
Payments for Terminated Licenses		$ 1,500,000
Rohto Pharmaceutical Co., Ltd [Member]
Rohto Distribution and License Agreement [Line Items]
Proceeds from License Fees Received		$ 3,000,000